INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The movements in the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2021	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Equity	Other	Balance at December 31, 2022
Deferred income tax assets
Employee benefits	2	1	(5)	—	—	—	(2)
Share-based payments	24	17	—	—	—	—	41
Provisions	100	(31)	—	(5)	—	—	64
Benefit of loss carryforwards	385	65	—	—	—	—	450
Other deductible temporary differences	7	93	—	1	—	17	118

Deferred income tax liabilities
Property, plant and equipment	2,250	229	—	(450)	—	—	2,029
Intangible assets	251	24	—	(13)	—	—	262
Investments in equity accounted investees	709	(174)	—	—	—	—	535
Derivative financial instruments	16	37	(3)	(27)	—	—	23
Taxable limited partnership income deferral	46	50	—	(28)	—	—	68
Total net deferred tax liabilities(1)	2,754	21	2	(514)	—	(17)	2,246

($ millions)	Balance at December 31, 2020	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Equity	Other	Balance at December 31, 2021
Deferred income tax assets
Derivative financial instruments	4	(20)	—	—	—	—	(16)
Employee benefits	11	2	(11)	—	—	—	2
Share-based payments	14	10	—	—	—	—	24
Provisions	83	17	—	—	—	—	100
Benefit of loss carryforwards	275	110	—	—	—	—	385
Other deductible temporary differences	51	(41)	—	—	—	(3)	7

Deferred income tax liabilities
Property, plant and equipment	2,091	159	—	—	—	—	2,250
Intangible assets	260	(9)	—	—	—	—	251
Investments in equity accounted investees	692	17	—	—	—	—	709
Taxable limited partnership income deferral	(2)	48	—	—	—	—	46
Total net deferred tax liabilities(1)	2,603	137	11	—	—	3	2,754
(1)    Comprised of deferred tax liabilities of $2.5 billion (2021: $3.0 billion) net of deferred tax assets of $261 million (2021: $257 million).
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2022	2021
Earnings before income tax	3,219	1,665
Canadian statutory tax rate (percent)	23.6	23.3
Income tax at statutory rate	760	388
Tax rate changes and foreign rate differential	(27)	(19)
Changes in estimate and other	(40)	21
Permanent items	19	12
Unrecognized tax attribute	6	21
Income in equity accounted investee	(10)	—
Non-taxable gain on PGI Transaction	(260)	—
Deferred tax transferred due to PGI Transaction	(200)	—
Income tax expense	248	423
The decrease in the effective tax rate from 25.4 percent to 7.7 percent is primarily due to the gain on the PGI Transaction which is not subject to tax and the transfer of the tax liability to PGI which is an equity accounted investee.
Income Tax Expense

For the years ended December 31
($ millions)	2022	2021
Current tax expense	227	286
Deferred tax expense
Origination and reversal of temporary differences	57	235
Tax rate changes on deferred tax balances	1	14
Increase in tax loss carry forward	(37)	(112)
Total deferred tax expense	21	137
Total income tax expense	248	423
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2022	2021
Other comprehensive loss (Note 23):
Change in fair value of net investment hedges	3	—
Remeasurements of defined benefit asset or liability	(5)	(11)
Deferred tax items recovered directly in equity	(2)	(11)
Pembina has temporary differences associated with its investments in subsidiaries. At December 31, 2022, Pembina has not recorded a deferred tax asset or liability for these temporary differences (2021: nil) as Pembina controls the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.
At December 31, 2022, Pembina had U.S. $1.2 billion (2021: U.S. $1.1 billion) of U.S. tax losses that do not expire and $42 million (2021: $42 million) of Canadian tax losses that will expire after 2036. Pembina has determined that it is probable that future taxable profits will be sufficient to utilize these losses. The amount of unrecognized deferred tax asset as at December 31, 2022 was $27 million (2021: $21 million).